Description of Business and Organization	12 Months Ended
Dec. 31, 2017
Description of Business and Organization [Abstract]
DESCRIPTION OF BUSINESS AND ORGANIZATION

NOTE 1 – DESCRIPTION OF BUSINESS AND ORGANIZATION

Star Chariot Limited was incorporated in the British Virgin Islands (“BVI”) as an exempted limited liability company on March 3, 2011. On January 18, 2018, it was renamed as LK Technology Ltd. (“LK Technology ” or the “Company”).

LK Technology, its subsidiaries and its variable interest entities (“VIEs”) (collectively the “Group”) operate mobile application service for long-distance travel in the People’s Republic of China (the “PRC”). The core mobile application product, Luokuang, is made as an LBS-social contents and services distribution platform. It offers functions based on various travel scenarios, e.g. information, entertainment, travel, e-commerce, O2O, advertising, etc.

As of December 31, 2017, details of the Company’s subsidiaries and VIEs are as follows:

Name	Date of incorporation	Place of incorporation	Percentage of legal ownership
Subsidiaries:
MMB Limited	Apr 11, 2013	Hong Kong	100%

Mobile Media (China) Limited	Nov 6, 2007	Hong Kong	100%

Zhong Chuan Tian Xia Information and Technology (Beijing) Limited	Feb 1, 2013	PRC	100%

Zhong Chuan Tian Xia Information and Technology (Shenzhen) Limited	Dec 23, 2010	PRC	100%

VIEs:

Beijing Zhong Chuan Shi Xun Technology Limited (“Zhong Chuan Shi Xun”)	May 17, 2004	PRC	100%

Jiangsu Zhong Chuan Rui You Information and Technology Limited (“Zhong Chuan Rui You”)	May 26, 2011	PRC	100%

Huoerguosi Luokuang Information and Technology Limited (“Huoerguosi Luokuang”)	Jul 19, 2017	PRC	100%

Shenzhen Jiu Zhou Shi Dai Digital and Technology Limited (“Jiu Zhou Shi Dai”)	Nov 26, 2004	PRC	100%